Acquisitions (Tables)	12 Months Ended
Mar. 31, 2025
Bungie [Member]
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Summary Of Purchase Price Allocation

Yen in millions

Cash and cash equivalents	37,800

Trade and other receivables, and contract assets	5,093

Other current assets	3,412

Property, plant and equipment	7,481

Right-of-use assets	15,540

Goodwill	193,801

Content assets	45,512

Other intangible assets	66,257

Deferred tax assets	7,297

Other	3,564

Total assets	385,757

Trade and other payables	3,060

Other current liabilities	12,195

Long-term debt	30,944

Other	5,699

Total liabilities	51,898